Unaudited Interim Condensed Consolidated Statemenets of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash Flows from Operating Activities:
Net income	$ 52,239	$ 63,897
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	27,614	23,495
Amortization and write-off of deferred finance charges	918	867
Unrealized gain on derivatives	(5,274)	(650)
Share based compensation	90	90
Change in:
Accounts receivable trade	(2,308)	646
Due from Manager		24
Inventories	(1,833)	(1,879)
Accrued revenue	178	(555)
Prepaid expenses and other current assets	(81)	(801)
Due to Manager	2,069	562
Trade accounts payable	496	2,335
Accrued liabilities	(2,765)	(1,280)
Unearned revenue	(5,349)	(15,086)
Net Cash Provided by Operating Activities	65,994	71,665
Cash Flows from Investing Activities:
Vessel acquisitions including advances for vessels under construction	(93,013)	(110,757)
Increase in restricted cash	(9,000)	(500)
Restricted cash released	22,800
Net Cash Used in Investing Activities	(79,213)	(111,257)
Cash Flows from Financing Activities:
Proceeds from long-term debt		294,630
Principal payments of long-term debt	(95,518)	(161,895)
Dividends paid	(11,919)	(33,630)
Payment of deferred financing costs		(1,306)
Proceeds on issuance of common stock (net)		35,237
Proceeds on issuance of preferred stock(net)	39,099
Net Cash Provided by/(Used in) Financing Activities	(68,338)	133,036
Net increase/(decrease) in cash and cash equivalents	(81,557)	93,444
Cash and cash equivalents at beginning of year	102,724	28,121
Cash and cash equivalents at end of year	21,167	121,565
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	$ 7,523	$ 5,604